Standards and interpretations issued but not effective	12 Months Ended
Dec. 31, 2022
Standards and interpretations issued but not effective
Standards issued but not effective

4.    Standards and interpretations issued but not effective

Certain new accounting standards and interpretations have been issued that are not yet effective as of December 31, 2022, and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current -

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

-	What is meant by a right to defer settlement.
-	That a right to defer must exist at the end of the reporting period.
-	That classification is unaffected by the likelihood that an entity will exercise its deferral right.
-	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Definition of Accounting Estimates - Amendments to IAS 8 -

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of “Accounting Estimates”. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, the amendments clarify how entities should use measurement techniques and inputs to develop accounting estimates. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed. The Group will apply changes in IAS 8 prospectively for any business combination.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2 -

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary. The Group is currently assessing the impact of the amendments to determine the impact they will have on the Group’s accounting policy disclosures.